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Galaxy Institutional Government Money Market Funds
Galaxy Funds

Annual Report
October 31, 1998

[LOGO] Galaxy
       Funds

---------------    Institutional Government Money Market Fund
THE GALAXY FUND    PORTFOLIO OF INVESTMENTS
---------------    October 31, 1998

                                                                                 Value
     Par Value                                                                  (Note 2)
    -----------                                                                 --------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 78.09%

                  Federal Home Loan Mortgage Corporation (A) - 26.82%

$ 5,000,000       5.35%, 11/05/98 ............................................  $   4,997,028
  3,000,000       5.15%, 11/09/98 ............................................      2,996,567
  5,000,000       5.39%, 11/10/98 ............................................      4,993,263
  5,000,000       5.12%, 11/12/98 ............................................      4,992,170
  7,000,000       5.36%, 11/16/98 ............................................      6,984,367
  4,000,000       5.40%, 11/19/98 ............................................      3,989,200
  5,000,000       5.05%, 11/30/98 ............................................      4,979,660
  5,000,000       5.02%, 12/17/98 ............................................      4,967,928
  5,000,000       4.76%, 12/22/98 ............................................      4,966,283
  5,000,000       5.04%, 12/30/98 ............................................      4,958,700
  5,000,000       4.98%, 03/26/99 ............................................      4,899,708
                                                                                -------------
                                                                                   53,724,874
                                                                                -------------

                  Federal National Mortgage Association - 23.02%

  8,319,000       5.41%, 11/05/98 (A) ........................................      8,313,995
  6,000,000       5.43% ,11/13/98 (A) ........................................      5,989,140
  5,000,000       5.06%, 12/07/98 (A) ........................................      4,974,700
  5,000,000       5.30%, 12/08/98 (A) ........................................      4,972,764
  7,000,000       5.33%, 12/09/98 (A) ........................................      6,960,617
  5,000,000       7.05%, 12/10/98 ............................................      5,010,444
  5,000,000       5.28%, 12/18/98 (A) ........................................      4,965,533
  5,000,000       4.98%, 02/02/99 (A) ........................................      4,935,675
                                                                                -------------
                                                                                   46,122,868
                                                                                -------------

                  Federal Home Loan Bank (A) - 18.33%

  8,000,000       5.08%, 11/12/98 ............................................      7,987,582
  8,000,000       4.78%, 11/20/98 ............................................      7,979,818
  5,000,000       5.26%, 12/02/98 ............................................      4,977,353
  4,861,000       5.27%, 12/04/98 ............................................      4,837,517
  5,000,000       5.07%, 12/09/98 ............................................      4,973,242
  6,000,000       5.05%, 12/11/98 ............................................      5,966,333
                                                                                -------------
                                                                                   36,721,845
                                                                                -------------

                  Federal Farm Credit Bank - 9.92%

  4,900,000       5.50%, 11/02/98 ............................................      4,899,991
  5,000,000       5.70%, 11/03/98 ............................................      4,999,998
  3,000,000       5.09%, 11/12/98 ............................................      2,995,334
  7,000,000       4.82%, 12/01/98 (A) ........................................      6,971,883
                                                                                -------------
                                                                                   19,867,206
                                                                                -------------
                  Total U.S. Government and Agency Obligations ...............    156,436,793
                  (Cost $156,436,793 )                                          -------------


                       See Notes to Financial Statements.

---------------    Institutional Government Money Market Fund
THE GALAXY FUND    PORTFOLIO OF INVESTMENTS (continued)
---------------    October 31, 1998

                                                                                 Value
     Par Value                                                                  (Note 2)
    -----------                                                                 --------
REPURCHASE AGREEMENT - 21.60%

$ 43,258,000      Repurchase Agreement with:
                  HSBC Securities, Inc.
                  5.40%, 11/02/98, dated 10/30/98
                  Repurchase Price $43,277,466
                  (Collateralized by U.S. Treasury Notes
                  6.13%, Due 2001, 6.40%, Due 2002
                  Total Par $40,803,000
                  Market Value $44,124,840) .................................   $  43,258,000
                                                                                -------------
                  Total Repurchase Agreement ................................      43,258,000
                  (Cost $43,258,000)                                            -------------

     Shares
   ---------
INVESTMENT COMPANY - 0.08%
    157,802       Federated U.S. Treasury Cash Reserve .......................        157,802
                                                                                -------------
                  Total Investment Company ...................................        157,802
                  (Cost $157,802)                                               -------------

Total Investments - 99.77% ...................................................    199,852,595
(Cost $199,852,595)*                                                            -------------

Net Other Assets and Liabilities - 0.23% .....................................        466,467
                                                                                -------------
Net Assets - 100.00% .........................................................  $ 200,319,062
                                                                                =============

-------------------------
  *    Aggregate cost for Federal tax purposes.
  (A)  Discount yields at time of purchase.

                       See Notes to Financial Statements.

---------------    Institutional Government Money Market Fund
THE GALAXY FUND    STATEMENT OF ASSETS AND LIABILITIES
---------------    October 31, 1998

ASSETS:
   Investments
     Investments at amortized cost (Note 2)...................................  $  156,594,595
     Repurchase agreement.....................................................      43,258,000
                                                                                --------------
       Total Investments at value.............................................     199,852,595
   Receivable for shares sold.................................................       1,146,838
   Interest and dividend receivable...........................................         399,871
                                                                                --------------
     Total Assets.............................................................     201,399,304
                                                                                --------------
LIABILITIES:
   Dividends payable..........................................................         731,846
   Payable for shares repurchased.............................................         300,000
   Advisory fee payable (Note 3)..............................................          16,699
   Payable to Administrator (Note 3)..........................................          18,657
   Trustees' fees and expenses payable (Note 3)...............................           3,315
   Payable to custodian.......................................................             172
   Accrued expenses and other payables........................................           9,553
                                                                                --------------
     Total Liabilities........................................................       1,080,242
                                                                                --------------
NET ASSETS....................................................................  $  200,319,062
                                                                                ==============
NET ASSETS consist of:
   Par value (Note 5).........................................................  $      200,319
   Paid-in capital in excess of par value.....................................     200,118,745
   Undistributed net investment income........................................           5,152
   Accumulated net realized (loss) on investments sold........................          (5,154)
                                                                                --------------
TOTAL NET ASSETS..............................................................  $  200,319,062
                                                                                ==============

Shares of beneficial interest outstanding.....................................     200,319,064
                                                                                --------------

NET ASSET VALUE,
   offering and redemption price per share
   (Net Assets / Shares Outstanding)..........................................  $         1.00
                                                                                ==============

                       See Notes to Financial Statements.

---------------    Institutional Government Money Market Fund
THE GALAXY FUND    STATEMENT OF OPERATIONS
---------------    For the year ended October 31, 1998

 INVESTMENT INCOME:
   Interest (Note 2)..........................................................  $    8,062,610
   Dividends (Note 2).........................................................          81,600
                                                                                --------------
     Total investment income..................................................       8,144,210
                                                                                --------------

 EXPENSES:
   Investment advisory fee (Note 3)...........................................         303,488
   Administration fee (Note 3)................................................         136,086
   Custodian fee .............................................................          13,779
   Fund accounting fee (Note 3)...............................................          35,479
   Legal fee (Note 3).........................................................           6,647
   Audit fee..................................................................          13,448
   Transfer agent fee (Note 3)................................................           5,001
   Trustees' fees and expenses (Note 3).......................................           3,540
   Amortization of organization costs (Note 2)................................           1,650
   Reports to shareholders....................................................           7,907
   Insurance..................................................................           2,821
   Miscellaneous..............................................................          10,120
                                                                                --------------
     Total expenses before reimbursement/waiver (Note 4)......................         539,966
                                                                                --------------
     Less: reimbursement/waiver (Note 4)......................................        (236,477)
                                                                                --------------
     Total expenses net of reimbursement/waiver...............................         303,489
                                                                                --------------
 NET INVESTMENT INCOME........................................................       7,840,721
                                                                                --------------

 NET REALIZED GAIN ON INVESTMENTS SOLD (Note 2)...............................          27,132
                                                                                --------------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................  $    7,867,853
                                                                                ==============

                       See Notes to Financial Statements.

---------------
THE GALAXY FUND    Institutional Government Money Market Fund
---------------    STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Years ended October 31,
                                                                        1998                      1997
                                                                 ----------------       ----------------
NET ASSETS at beginning of period............................    $   175,140,909        $    500,927,090
                                                                 ---------------        ----------------

Increase in Net Assets resulting from operations:
   Net investment income.....................................          7,840,721              17,339,223
   Net realized gain on investments sold.....................             27,132                  28,949
                                                                 ---------------        ----------------
     Net increase in net assets resulting from operations....          7,867,853              17,368,172
                                                                 ---------------        ----------------

Dividends to shareholders from:
   Net investment income.....................................         (7,840,539)            (17,339,223)
                                                                 ---------------        ----------------

Share Transactions:
   Net proceeds from sales of shares.........................        560,841,497           1,530,804,105
   Issued to shareholders in reinvestment of dividends.......            367,790               1,312,718
   Cost of shares repurchased................................       (536,058,448)         (1,857,931,953)
                                                                 ---------------         ---------------
     Net increase(decrease) from share transactions..........         25,150,839            (325,815,130)
                                                                 ---------------         ---------------

     Net increase(decrease) in net assets....................         25,178,153            (325,786,181)
                                                                 ---------------         ---------------

NET ASSETS at end of period (including line A)...............    $   200,319,062        $    175,140,909
                                                                 ===============        ================

(A) Undistributed net investment income......................    $         5,152        $          4,970
                                                                 ===============        ================

OTHER INFORMATION:
Share Transactions:
   Sold  ....................................................        560,841,497           1,530,804,105
   Issued to shareholders in reinvestment of dividends.......            367,790               1,312,718
   Repurchased...............................................       (536,058,448)         (1,857,931,953)
                                                                 ---------------         ---------------
   Net increase(decrease) in shares outstanding..............         25,150,839            (325,815,130)
                                                                 ===============         ===============

                       See Notes to Financial Statements.

---------------    Institutional Government Money Market Fund (1)
THE GALAXY FUND    FINANCIAL HIGHLIGHTS
---------------    For a share outstanding throughout each period

                                                                  Years ended October 31,
                                               -------------------------------------------------------------
                                                 1998           1997        1996         1995        1994
                                               --------       --------    --------     --------     --------
 Net Asset Value, Beginning of Period.......   $   1.00       $   1.00    $   1.00     $   1.00     $   1.00
                                               --------       --------    --------     --------     --------
Income from Investment Operations:
   Net investment income (A)................       0.05           0.05        0.05         0.05         0.04
   Net realized and unrealized
     gain (loss) on investments.............         --             --          --           --           --
                                               --------       --------    --------     --------     --------
     Total from Investment Operations:......       0.05           0.05        0.05         0.05         0.04
                                               --------       --------    --------     --------     --------
 Less Dividends:
   Dividends from net investment income.....      (0.05)         (0.05)      (0.05)       (0.05)       (0.04)
   Dividends from net realized capital gains         --             --          --           --           --
                                               --------       --------    --------     --------     --------
     Total Dividends:.......................      (0.05)         (0.05)      (0.05)       (0.05)       (0.04)
                                               --------       --------    --------     --------     --------
 Net increase (decrease) in net asset value.         --             --          --                        --
                                               --------       --------    --------     --------     --------
Net Asset Value, End of Period                 $   1.00       $   1.00    $   1.00     $   1.00     $   1.00
                                               ========       ========    ========     ========     ========

 Total Return..............................        5.32%          5.09%       5.12%        5.53%        3.56%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000's)..........   $200,319       $175,141    $500,927     $506,692     $326,225
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................       5.17%          4.94%       5.00%        5.38%        3.63%
   Operating expenses including
     reimbursement/waiver...................       0.20%          0.19%       0.19%        0.17%        0.17%
   Operating expenses excluding
     reimbursement/waiver...................       0.36%          0.33%       0.33%        0.33%        0.39%

-------------------------
 (1) The Fund was formerly known as the Institutional Treasury Money Market
     Fund.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.05, $ 0.05, $0.05, $ 0.05 and $
     0.04, respectively.

                       See Notes to Financial Statements.

---------------
THE GALAXY FUND    NOTES TO FINANCIAL STATEMENTS
---------------

1. Organization

  The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund (formerly known as the Institutional Treasury Money Market
Fund) (the "Fund") only.

2. Significant Accounting Policies

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

  Portfolio Valuation: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

  Dividends to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  Federal Income Taxes: The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  Expenses: The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. The Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Organization Costs: The Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs have been fully amortized as of October 31, 1998.

---------------
THE GALAXY FUND    NOTES TO FINANCIAL STATEMENTS (continued)
---------------

3. Investment Advisory, Administration and Other Fees

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc. and affiliate of the Fund, are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund (see Note 4).

  The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate, effective September 10, 1998, of 0.09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other funds offered by the Trust with an October 31 fiscal year (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to September 10, 1998, Investor Services Group received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Fund and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion.

  In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

  First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, acts as the distributor of the Trust's shares.

  Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to March 5, 1998, each trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

  In addition, each Trustee is eligible to participate in The Galaxy Fund/VIP/Galaxy II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the year ended October 31, 1998 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. Waiver of Fees and Reimbursement of Expenses

  The Investment Advisor and Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Fund would not exceed certain expense limitations. For the year ended October 31, 1998, the Investment Advisor and Administrator waived fees totaling $151,744 and $61,161, respectively, and the Investment Advisor reimbursed expenses of $23,572 with respect to the Fund. The Investment Advisor and Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at anytime.

---------------
THE GALAXY FUND    NOTES TO FINANCIAL STATEMENTS (continued)
---------------

5. Shares of Beneficial Interest

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Fund, each with a par value of $0.001. The Trust's shares are classified into thirty classes of shares consisting of one or more series of shares including: Class S - Institutional Government Money Market Fund.

6. Capital Loss Carryforward

  As of October 31, 1998, the Fund had capital loss carryforwards of $5,154 expiring in 2004.

Tax Information (unaudited)

  During the year ended October 31, 1998, 60% of the income earned by the Fund was from direct obligations of the U.S. Government. Appropriate tax information detailing this information on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To Shareholders and the Board of Trustees of The Galaxy Fund:

         In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Government Money Market Fund, a series of The Galaxy Fund, (hereafter referred to as the "Fund") at October 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



Boston, Massachusetts                                PricewaterhouseCoopers LLP
December 23, 1998


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


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